Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of comprehensive income [abstract]
Net income	$ 221,471	$ 339,287
Items that may be reclassified subsequently to net income or loss:
Foreign currency translation loss	0	(84,417)
Reclassification of cumulative foreign currency translation loss relating to previously held 60% interest in the Greenstone Mine	0	31,904
Items that will not be reclassified subsequently to net income or loss:
Net increase (decrease) in fair value of marketable securities and other investments in equity instruments	92,648	(39,961)
Income tax expense relating to change in fair value of marketable securities and other investments in equity instruments	(12,511)	0
Remeasurement of post-employment benefits	1,274	0
Total Other comprehensive (loss) income (“OCI”)	81,411	(92,474)
Total comprehensive income	$ 302,882	$ 246,813